UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2011

Date of reporting period:	1/31/2011

Item 1.	Schedule of Investments

Prudential Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of January 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.9%
COMMON STOCKS 96.9%
Chemicals 0.6%
190,044	Potash Corp. of Saskatchewan, Inc.	$ 33,786,022

Energy Equipment & Services 17.9%
770,061	Baker Hughes, Inc.	52,756,879
2,439,934	Cameron International Corp.(a)(b)	130,048,482
708,200	Dresser-Rand Group, Inc.(a)	32,527,626
1,144,581	Dril-Quip, Inc.(a)	88,270,087
841,664	FMC Technologies, Inc.(a)(b)	79,116,416
3,118,550	Halliburton Co.	140,334,750
945,703	Helmerich & Payne, Inc.	55,541,137
3,037,450	Integra Group Holdings (Russia), GDR(a)	11,390,437
1,082,424	Key Energy Services, Inc.(a)(b)	14,407,063
240,510	Lufkin Industries, Inc.	16,046,827
330,945	Nabors Industries Ltd.(a)	8,075,058
1,886,855	National Oilwell Varco, Inc.	139,438,585
1,267,350	Noble Corp.(b)	48,476,138
71,900	OSX Brasil SA (Brazil), 144A(a)(c)	17,856,924
830,944	Patterson-UTI Energy, Inc.	19,394,233
1,628,193	Schlumberger Ltd.	144,892,895
1,272,676	Tenaris SA (Luxembourg), ADR(b)	60,032,127
44,878	Transocean Ltd.(a)	3,587,099
478,205	Weatherford International Ltd.(a)	11,343,023

		1,073,535,786
Food Products 0.3%
1,129,469	Adecoagro SA(a)	14,231,309
2,183,300	Agrenco Ltd. (Brazil), BDR, 144A(a)	3,536,345

		17,767,654
Metals & Mining 30.9%
1,236,900	African Rainbow Minerals Ltd. (South Africa)	36,213,700
729,578	Agnico-Eagle Mines Ltd.(b)	49,932,318
1,659,949	Alcoa, Inc.	27,505,355
2,380,171	Anatolia Minerals Development Ltd.(a)(b)	15,711,719
8,000,000	Archipelago Resources PLC (United Kingdom)(a)	8,201,448
6,303,400	AXMIN, Inc. (Canada)(a)	1,133,082
163,018	Barrick Gold Corp.	7,744,985
684,201	BHP Billiton Ltd. (Australia), ADR(b)	60,914,415
324,684	Boliden AB (Sweden)	6,770,910
1,926,455	Century Aluminum Co.(a)(b)	28,646,386
1,434,029	Cia de Minas Buenaventura SA (Peru), ADR	58,795,189
1,409,092	Cliffs Natural Resources, Inc.	120,421,002

668,728	Detour Gold Corp. (Canada)(a)	17,450,305
5,099,468	Eldorado Gold Corp. (Canada)	81,939,821
2,831,619	European Goldfields Ltd. (Canada)(a)	42,417,022
999,663	First Quantum Minerals Ltd. (Canada)	115,654,825
600,000	First Uranium Corp. (South Africa), 144A(a)(b)	593,199
1,267,700	First Uranium Corp. (South Africa)(a)(b)	1,253,331
1,253,893	Freeport-McMoRan Copper & Gold, Inc.	136,360,864
1,796,500	Fronteer Gold, Inc.(a)(b)	17,713,490
2,610,301	Gabriel Resources Ltd. (Canada)(a)	19,107,711
216,800	Gold Reserve, Inc.(a)(XTSE)	383,219
993,800	Gold Reserve, Inc.(a)	1,749,088
1,357,780	Goldcorp, Inc.	54,596,334
5,149,820	Hecla Mining Co.(a)(b)	46,348,380
792,400	Highland Gold Mining Ltd. (United Kingdom)(a)	2,230,799
500,274	IAMGOLD Corp. (Canada)	9,512,375
779,327	Impala Platinum Holdings Ltd. (South Africa)	22,099,404
950,400	Impala Platinum Holdings Ltd. (South Africa), ADR	27,048,384
4,073,672	Kinross Gold Corp.	67,785,902
4,950,423	MMX Mineracao e Metalicos SA (Brazil)(a)	29,727,187
4,052,100	Nevsun Resources Ltd. (Canada)(a)(b)	24,198,889
1,536,683	Newcrest Mining Ltd. (Australia)	56,916,246
936,730	Newmont Mining Corp.	51,585,721
1,398,700	Northern Dynasty Minerals Ltd.(a)(b)	25,694,119
186,901	Nucor Corp.	8,580,625
95,067	Pan American Silver Corp. (Canada)(b)	3,113,044
1,591,465	Pan American Silver Corp.(b)	52,215,967
523,100	Platmin Ltd. (South Africa), 144A(a)	428,364
620,397	Quadra FNX Mining Ltd. (Canada)(a)	8,364,068
1,059,704	Randgold Resources Ltd. (Jersey Islands), ADR	81,056,759
10,522	Rio Tinto PLC (United Kingdom)	721,378
907,245	Rio Tinto PLC (United Kingdom), ADR(b)	63,035,383
504,300	Seabridge Gold, Inc.(a)(b)	14,201,088
1,566,360	SEMAFO, Inc. (Canada)(a)	15,955,332
3,229,301	SEMAFO, Inc. (Canada), 144A(a)(c)	32,894,463
1,825,592	Silver Wheaton Corp.(a)	56,228,234
814,232	Southern Copper Corp.	36,493,878
3,420,362	Sterlite Industries India Ltd. (India), ADR(b)	49,424,231
238,651	Tahoe Resources, Inc.(a)(c)	3,226,978
506,600	Tahoe Resources, Inc., 144A(a)(c)	6,850,116
2,644,287	Vale SA (Brazil), ADR(b)	92,100,516
233,666	Vedanta Resources PLC (United Kingdom)	8,504,023
1,452,900	Western Areas NL (Australia)(b)	9,371,447
1,476,538	Xstrata PLC (Switzerland)	32,757,819

		1,849,880,837
Oil, Gas & Consumable Fuels 46.6%
361,200	Advantage Oil & Gas Ltd. (Canada)(a)	2,680,098
983,300	Advantage Oil & Gas Ltd. (Canada), Reg. D(a)(c)	7,296,069
1,748,864	Alpha Natural Resources, Inc.(a)(b)	93,966,463
1,321,468	Anadarko Petroleum Corp.	101,858,753

919,049	Apache Corp.	109,697,689
3,191,200	Bankers Petroleum Ltd. (Canada)(a)	26,578,727
3,403,613	BG Group PLC (United Kingdom)	76,383,383
757,860	Brigham Exploration Co.(a)(b)	22,440,235
1,352,925	Cabot Oil & Gas Corp.	56,322,268
7,460,202	Cairn Energy PLC (United Kingdom)(a)	49,509,222
1,929,073	Cameco Corp. (Canada)	79,967,864
1,642,107	Canadian Natural Resources Ltd.(b)	73,106,604
731,977	Carrizo Oil & Gas, Inc.(a)(b)	24,777,421
476,086	Cimarex Energy Co.	49,574,835
1,336,800	Cobalt International Energy, Inc.(a)(b)	18,113,640
1,388,893	Concho Resources, Inc.(a)	133,680,951
812,074	Consol Energy, Inc.	40,360,078
2,476,391	Denbury Resources, Inc.(a)(b)	50,394,557
720,247	EOG Resources, Inc.	76,627,078
1,129,939	EQT Corp.	54,451,760
61,823	Exxon Mobil Corp.	4,987,880
20,910,417	Far East Energy Corp.(a)	12,546,250
1,118,678	Forest Oil Corp.(a)	43,404,706
559,126	Hess Corp.	47,033,679
559,192	Holly Corp.	27,439,551
10,642	HRT Participacoes em Petroleo SA (Brazil)(a)	11,606,321
15,900	HRT Participacoes em Petroleo SA (Brazil), 144A(a)	17,340,772
6,430,000	Linc Energy Ltd. (Australia), 144A(c)	15,932,631
752,400	MEG Energy Corp. (Canada), 144A(a)(c)	33,481,744
758,607	Murphy Oil Corp.	50,295,644
1,259,145	Newfield Exploration Co.(a)	92,131,640
308,240	Niko Resources Ltd. (Canada)	30,012,883
1,210,802	Noble Energy, Inc.	110,304,062
1,065,819	Occidental Petroleum Corp.	103,043,381
8,802,304	OGX Petroleo e Gas Participacoes SA (Brazil)(a)	90,877,142
4,201,797	Oil Search Ltd. (Papua New Guinea)	27,918,907
1,460,236	OPTI Canada, Inc. (Canada)(a)(b)	1,006,204
4,418,191	Pacific Rubiales Energy Corp. (Canada)	152,486,824
2,373,648	Petrohawk Energy Corp.(a)(b)	47,591,642
1,301,256	Petroleo Brasileiro SA (Brazil), ADR(b)	47,795,133
300,927	Plains Exploration & Production Co.(a)	10,652,816
1,457,121	Range Resources Corp.	72,666,624
983,334	Reliance Industries Ltd. (India), GDR, 144A(c)	39,087,527
917,540	Rosetta Resources, Inc.(a)(b)	36,655,723
2,631,845	Southwestern Energy Co.(a)	103,957,877
1,293,594	Suncor Energy, Inc.	53,697,087
59,689	Sunoco, Inc.	2,533,798
3,223,609	Talisman Energy, Inc.	73,885,118
111,959	Trident Resources Corp., Private Placement (original cost $45,141,529; purchased 6/30/10)(a)(c)(d)	67,090,053
1,469,269	Ultra Petroleum Corp.(a)(b)	70,128,209
622,383	Whiting Petroleum Corp.(a)	78,594,525
1,178,599	Woodside Petroleum, Ltd. (Australia)	49,059,163
33,790,800	Zodiac Exploration, Inc. (Canada)(a)	20,247,146

		2,793,280,357

Semiconductors & Semiconductor Equipment 0.3%
1,579,463	Yingli Green Energy Holding Co. Ltd. (China), ADR(a)(b)	18,290,182

Transportation Infrastructure 0.3%
4,807,594	LLX Logistica SA (Brazil)(a)	11,536,264
4,807,594	PortX Operacoes Portuarias SA (Brazil)(a)	9,805,825

		21,342,089

	TOTAL COMMON STOCKS (cost $3,811,467,454)	5,807,882,927

Units
RIGHT(e)
Oil, Gas & Consumable Fuels
41,616	Trident Resources Corp., Private Placement (original cost $0; purchased 06/30/10)(a)(c)(d)	—

WARRANTS(e)
Metals & Mining
903,650	Crystallex International Corp. (Canada), Private Placement, expiring 11/04/14 (original cost $0; purchased 10/30/09)(a)(c)(d)	—

Oil, Gas & Consumable Fuels
13,500,000	Zodiac Exploration, Inc. (Canada), Private Placement, expiring 02/10/12 (original cost $0; purchased 08/08/08)(a)(c)(d)	—

	TOTAL WARRANTS (cost $0)	—

	TOTAL LONG-TERM INVESTMENTS (cost $3,811,467,454)	5,807,882,927

Shares
SHORT-TERM INVESTMENT 11.5%
Affiliated Money Market Mutual Fund
691,336,231	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $691,336,231; includes $461,338,932 of cash collateral received for securities on loan)(f)(g)	691,336,231

	TOTAL INVESTMENTS(h) 108.4% (cost $4,502,803,685)(i)	6,499,219,158
	Liabilities in excess of other assets (8.4%)	(504,490,197)

	NET ASSETS 100.0%	$5,994,728,961

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

BDR—Brazilian Depositary Receipt

GDR—Global Depositary Receipt

XTSE—Toronto Stock Exchange

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $453,242,856; cash collateral of $461,338,932 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security, the aggregate original cost of such securities is $45,141,529. The aggregate value of $67,090,053 is approximately 1.1% of net assets.
(e)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2011.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	As of January 31, 2011, 9 securities representing $226,288,447 and 3.8% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$4,754,983,484	$1,870,239,163	$(126,003,489)	$1,744,235,674

The differences between book and tax basis are primarily attributable to deferred losses on wash sales and mark-to-market on open investments in Passive Foreign Investment Companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$5,581,594,480	$159,198,394	$67,090,053
Right	—	—	—
Warrants	—	—	—
Affiliated Money Market Mutual Fund	691,336,231	—	—

Total	$6,272,930,711	$159,198,394	$67,090,053

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 10/31/10	$54,819,882
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	14,311,196
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out Level 3	(2,041,025)

Balance as of 01/31/11	$67,090,053

*	Of which, $14,311,196 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Fair value of Level 3 Common Stock of $2,041,025 was transferred out of Level 3 at 01/31/2011 as a result of being exchange-traded.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities: assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”) a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 21, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 21, 2011

*	Print the name and title of each signing officer under his or her signature.